Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended			10 Months Ended	12 Months Ended
	Jul. 09, 2019	Jul. 09, 2019	May 08, 2018	May 22, 2020	Apr. 30, 2020	May 25, 2019	Feb. 29, 2020	Aug. 31, 2018	May 31, 2018	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 23, 2019
Notes Payable, Related Party												$ 499,788	$ 14,000
Gain on Debt Cancellation											$ 168,048
Beneficial conversion feature											27,954
Interest rate										10.00%
Accrued interest payable												33,301	$ 0
Former Chief Financial Officer [Member]
Conversion Price					$ 0.02
Notes Receivable					$ 30,000
Carrying value												15,061
Debt discount												14,939
Accrued interest payable												1,011
Chief Financial Officer [Member]
Beneficial conversion feature					$ 30,000
Interest rate					10.00%
Carrying value												15,884
Debt discount												37,884
Accrued interest payable												$ 3,138
Two Convertible Promissory Notes
Principal amount							$ 133,101
Interest expense							$ 133,101
Interest rate							10.00%
Split Tee
Notes Receivable	$ 20,000	$ 20,000												$ 20,000
Interest rate	10.00%	10.00%
Consulting fee	$ 5,000	$ 5,000
Interest rate	10.00%
Legal Custodian
Notes Payable, Related Party								$ 10,000		$ 10,000	10,000
Legal Custodian One
Notes Payable, Related Party								$ 35,554		$ 35,554	$ 35,554
Interest rate									10.00%
Conversion Price								$ 0.0001		$ 0.0001	$ 0.0001
Conversion of Stock, Amount Converted			$ 13,000
Legal Custodian Two
Notes Payable, Related Party								$ 600		$ 600	$ 600
Interest rate								10.00%
Advances								$ 600
Accrued interest payable								$ 0		$ 0	$ 0
Dan Nguyen
Note Payable						$ 16,667
Interest Rate						5.00%
Interest rate						5.00%
Edward Manolos
Note Payable						$ 16,667
Interest Rate						5.00%
Interest rate						5.00%
Tabatabaei | Two Convertible Promissory Notes
Conversion of Stock, Amount Converted				$ 81,941
Conversion of Stock, Shares Converted				694,902
Tabatabaei | Two Convertible Promissory Notes | Principal
Conversion of Stock, Amount Converted				$ 79,333
Tabatabaei | Two Convertible Promissory Notes | Interest
Conversion of Stock, Amount Converted				$ 2,608